Annual Operating Expenses {- Materials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Materials Portfolio - VIP Materials Portfolio-Initial VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.68%